Debt - Summary of Expected Future Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 10,272
2022	24
2023	25
2024	25
2025	23
Thereafter	82,626
Total payment outstanding	$ 92,995